Finance items (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Schedule of Finance Items

	Year Ended December 31,

	2021	2020
Finance income:
Interest income (a)	$2,998	$17,349
	$2,998	$17,349

Finance costs:

Interest expense and similar charges	$(299,618)	$(340,040)

Amounts capitalized to property, plant and equipment (b)	297,392	337,727

Accretion of decommissioning obligations (Note 17)	(5,810)	(3,197)

	$(8,036)	$(5,510)

(a)
Finance income for the year ended December 31, 2021 does not include interest on the related party receivable. For the year ended December 31, 2020,
f
inance income includes $2.1 million on the related party receivable (refer to Note 22). Amounts had previously been placed with Rio Tinto under an agreement for cash management services in connection with net proceeds from the project finance facility. This was settled during the second quarter of 2020.

(b)	The majority of the costs capitalized to property, plant and equipment were capitalized at the weighted average rate of the Company’s general borrowings of 8.1% (2020: 8.3%) (refer to Note 13).